Warrants for Ordinary Shares - Schedule of assumptions (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Volatility	90.20%	89.10%
Risk-free interest rate	4.46%	4.10%
Expected dividends	0.00%	0.00%
Expected life (in years)	3 years 1 month 13 days	3 years 7 months 13 days